Stockholder’s Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholder’s Equity

8. Stockholder’s Equity

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized at a par value of $0.00001 with 5,500,000 being designated as Series A Convertible Preferred Stock. On October 5, 2022, the Company entered into an exchange agreement with an Investor providing for the exchange of 734,492 shares of commons stock into 73,449 shares of Series A Convertible Preferred Stock. Each share of Series A Convertible Preferred Stock is convertible at any time into 10 shares of the Company’s common stock. The Series A Preferred Stock is the economic equivalent of the common stock but has no voting rights and is subject to a blocker which prohibits the conversion into common stock if it would result in the Investor owning more than 4.99% of the Company’s outstanding common stock at such time. The Company evaluated the terms of the exchange and determined there was no significant change in fair value and therefore the Series A Preferred Stock was valued at $315,000 which is the Investor’s basis in the common stock that was exchanged.

Common Stock

The Company has 100,000,000 shares of common stock authorized at a par value of $0.00001. During the year ended December 31, 2022, the Company:

●	Exchanged 734,429 shares of common stock for shares of Series A Convertible Preferred stock as noted above,
●	Issued 205,984 shares of common stock pursuant to a conversion of $226,138 worth of convertible notes principal and interest,
●	Cancelled 112,225 shares of common stock as the change in number of shares issued as part of the cancellation of the prior agreements and new agreements with advisors, and
●	Issued 38,879 shares of common stock pursuant to a license agreement valued at $189,828.

After the Company signed two licenses for two drug programs from universities in the first half of 2022 it engaged an independent valuation firm to perform an Enterprise-Equity valuation. The results of this engagement resulted in an increase in the value per share of common stock used in the Black Scholes option pricing model employed to value the Company’s equity grants and warrant issuances.

In February 2023, the Company completed its IPO for the sale of 1,297,318 units (each, a “Unit,” collectively, the “Units”) at a price of $6.50 per Unit for a total of approximately $8.4 million of gross proceeds. Each Unit consisted of one share of the Company’s common stock, one tradeable warrant (each, a “Tradeable Warrant,” collectively, the “Tradeable Warrants”) to purchase one share of common stock at an exercise price of $7.80 per share, and one non-tradeable warrant (each, a “Non-tradeable Warrant,” collectively, the “Non-tradeable Warrants”; together with the Tradeable Warrants, each, a “Warrant,” collectively, the “Warrants”) to purchase one share of the Company’s common stock at an exercise price of $8.125.

In connection with the completion of its IPO, the Company issued an aggregate of 331,166 shares of common stock upon the conversion of certain outstanding convertible debt.

In connection with the IPO, in February 2023, the Company completed a 1-for-7 reverse split of our common stock. Stockholders’ equity and all references to shares and per share amounts in the accompanying unaudited condensed consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

In February 2023, the Company issued 7,692 shares of common stock for consulting services and recognized $50,000 of compensation expense related to these shares.

In the second quarter of 2023, we issued 436,533 shares of common stock following the exercise of 436,533 warrants for proceeds of $1,494,658.

Dilutive securities are excluded from the diluted earnings per share calculation because their effect is anti-dilutive. As of September 30, 2023, 3,796,164 warrants and 507,717 options for common shares were excluded in the calculation of net loss per share. As of September 30, 2022, 5,270,617 warrants and 484,525 options for common shares were excluded in the calculation of net loss per share.

2022 Equity Incentive Plan

In November 2022, the Company’s Board of Directors adopted, and its shareholders approved the 2022 Equity Incentive Plan (the “Plan”). The Plan provides for the granting of equity-based awards to employees, directors, and consultants. The Plan provides for equity-based awards including incentive stock options, non-qualified stock options, stock appreciation rights, performance share awards, cash awards and other equity-based awards. Awards are limited to a maximum term of 10 years and any exercise prices shall not be less than 100% of the fair market value of one share of common stock on the grant date. The Plan authorizes an initial maximum number of shares underlying awards of 900,000 with an automatic annual 15% increase beginning in 2024. As of September 30, 2023, there were 461,500 awards authorized but unissued available under the Plan.

Stock Options

The following table summarizes the stock option activity for the nine months ended September 30, 2023:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	69,217	$3.06	7.08	$117,669
Granted	438,500	$4.41	-	$-
Exercised	-	$-	-	$-
Forfeited / canceled	-	$-	-	$-
Outstanding at September 30, 2023	507,717	$4.23	9.17	$102,441
Vested at September 30, 2023	215,623	$3.97	8.64	$52,644

The fair value of options granted in the nine months ended September 30, 2023 were estimated using the Black-Scholes option pricing model based on the assumptions in the table below:

2023
Expected dividend yield	0%
Expected volatility	87% - 92%
Risk-free interest rate	3.4%-4.1%
Expected life (in years)	5.0-6.0

The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2023 was $3.20. No options were issued in the nine months ended September 30, 2022.

No options were exercised in any of the periods presented.

During the three and nine months ended September 30, 2023, the Company recognized $116,410 and $475,465, respectively of compensation expense related to stock options. During the three and nine months ended September 30, 2022, the Company recognized $51,536 and $290,876 of compensation expense, respectively related to stock options.

As of September 30, 2023, the total unrecognized compensation expense related to unvested stock options, was approximately $936,000, which the Company expects to recognize over a weighted-average period of approximately 2.1 years.

Warrants

During the nine months ended September 30, 2023 and 2022, the Company granted a total of 3,195,906 and 56,623 warrants, respectively. The warrants have an original life of ten years and vest immediately and over 12 months. During the nine months ended September 30, 2023, warrants to purchase 22,939 shares vested and had a fair value of $35,712. During the year ended December 31, 2022, 174,105 shares of warrants were vested and amended with a fair value of $337,269, 51,941 shares of warrants were reclassified with a fair value of $11,097, and 42,057 shares of warrants with a fair value of $1,883 were forfeited.

During the year ended December 31, 2021, the Company granted a total of 431,659 warrants. Of this amount, 200,000 warrants, with a fair value of $12,462, were granted to advisors related to the Company’s IPO objective. The warrants have an original life of five years and vest 30 days before the intended IPO. During the year ended December 31, 2021, 0 shares of these warrants were vested. As of June 30, 2022, the warrants for 200,000 shares were cancelled and voided per agreement of the warrant holder and the Company. There was no gain or loss due to cancellation. In 2021, 138,929 warrants, with a fair value of $28,683, were issued for services rendered. The warrants have an original life of ten years and vest at different rates over as much as 36 months.

During the year ended December 31, 2021, the Company issued 92,859 warrants with a fair value of $12,980, in connection with convertible bridge debt agreements with multiple parties including a related party. The warrants had an original life of five years. During the period ending June 30, 2022, the Company determined that 50,735 warrants, with a fair value of $11,097, should not have been issued. The fair value was reclassified to Additional Paid in Capital. In May 2022, the Company and the note holders agreed to cancel and void the previous 99,000 warrants and entered into a new agreement for 115,185 warrants and the exercise price increased to $2.50 from $1, with a fair value of $15,412. In May 2022, the Company and the note holders agreed to cancel and void the previous 195,000 warrants and entered into a new agreement for 225,000 warrants with an exercise price of $2.50, with a fair value of $64,978.

The 92,859 warrants discussed above were initially discounted against the notes, subsequent to year end December 31, 2021, they were deemed voided and these individuals were issued new warrants in accordance with the new terms as stated above. We assessed the differences in fair values and determined the values were de minimis and expensed the full value of the new warrants.

During the nine months ended September 30, 2023, the Company issued the following warrants:

●	In February 2023, in connection with the completion of the initial public offering, the Company issued 276,452 contingent warrants to certain debt holders with an exercise price of $4.27 and an expiration date 5 years from issuance.
●	In February 2023, in connection with the completion of the initial public offering, the Company issued 18,000 contingent warrants as fees to the Company’s underwriters with an exercise price of $8.125 and an expiration date 4 years from issuance.
●	As part of the sale of units in the Company’s initial public offering the Company issued 1,297,318 tradable warrants with an exercise price of $7.80 and an expiration date 5 years from issuance. Also, as part of the sale of units in the Company’s initial public offering, the Company issued 1,297,318 non-tradable warrants with an exercise price of $8.125 and an expiration date 5 years from issuance.
●	In February 2023, as part of the Company’s initial public offering, the Company issued 153,409 tradeable warrants to our underwriters pursuant to the overallotment options with an exercise price of $7.80 and an expiration date 5 years from issuance. Also in February 2023, as part of the Company’s initial public offering the Company issued 153,409 non-tradeable warrants to our underwriters pursuant to the overallotment options with an exercise price of $8.125 and an expiration date 5 years from issuance.

During the three and nine months ended September 30, 2023, the Company recognized $5,050 and $35,712, respectively of compensation expense related to certain warrants. During the three and nine months ended September 30, 2022, the Company recognized $51,086 and $289,317 of compensation expense related to certain warrants. As of September 30, 2023, the total unrecognized compensation expense related to unvested warrants was $6,556, which the Company expects to recognize over a weighted-average period of approximately 0.4 years.

The following table provides details over the Company’s outstanding warrants as of September 30, 2023:

Exercise Price	Expiration	Number of Warrants
$0.0007	2030	274,286
$2.10 - $2.66	2026 - 2032	460,445
$3.36 - $4.27	2028 - 2029	115,277
$6.51 - $7.80	2026 - 2032	1,484,929
$8.125	2027 - 2028	1,461,227
		3,796,164

NOTE 10– SHAREHOLDER’S DEFICT

 Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized at a par value of $0.00001. As of December 31, 2021, there were no preferred shares issued. On October 5, 2022, the Company entered into an exchange agreement with the Investor whereby all of his common stock, 734,492 shares of commons stock (post reverse stock split), were exchanged into 73,449 shares of Series A Convertible Preferred Stock (post reverse stock split). Per the agreement the exchange was based on a 1 Series A Convertible Preferred Stock for each 10 shares of common stock. Each holder of Series A Preferred Stock may, from time to time, convert any or all of such holder’s shares of Series A Preferred Stock into fully paid and nonassessable shares of Common Stock in an amount equal to ten shares of common stock for each one share of Series A Preferred Stock surrendered. The Series A Preferred Stock is the economic equivalent of the common stock but has no voting rights and is subject to a blocker which prohibits the conversion into common stock if it would result in the Investor owning more than 4.99% of the Company’s outstanding common stock at such time. The Company evaluated the terms of the exchange and determined there would be no significant change in fair value and therefore no accounting entry recorded as a result of the exchange. The value of the Series A Preferred Stock was determined to be $315,000 which is the Investor’s basis in the common stock that was exchanged.

Common Stock

In June of 2020, BullFrog AI Holdings, Inc. acquired BullFrog AI, Inc. via a 1:1 share exchange. Immediately prior to the share exchange, each authorized common share of BullFrog AI, Inc. was split into 25 shares of common stock. Share amounts in our financial statements for December 31, 2022 and 2021, have been adjusted to reflect this forward share split and shares exchange. All of our operations are currently conducted through BullFrog AI Holdings, Inc. BullFrog AI, Inc., is a wholly owned subsidiary, has the sole purpose of housing and protecting all of the organization’s intellectual property. BullFrog AI Management, LLC is a wholly owned subsidiary that handles all HR and payroll activities.

The Company has 100,000,000 shares of common stock authorized at a par value of $0.00001. During year ended December 31, 2022, 734,492 shares of common stock (post reverse stock split) were exchanged for preferred shares as noted above, 205,984 shares of common stock (post reverse stock split) were issued for conversion of principal and interest of $226,138 by a noteholder, 112,225 shares of common stock (post reverse stock split) were canceled as the change in number of shares issued as part of the cancellation of the prior agreements and new agreements with advisors, and 38,879 shares of common stock (post reverse stock split) were issued under a license agreement and valued at $189,828, see Note 12 for further discussion. As of December 31, 2022 and 2021, there are 4,021,935 and 4,622,789, shares of common stock (post reverse stock split) outstanding, respectively.

After the Company signed two licenses for two drug programs from universities in the first half of 2022 it engaged an independent valuation firm to perform an Enterprise-Equity valuation. The results of this engagement resulted in an increase in the value per share of common stock used in the Black Scholes option pricing model employed to value the Company’s equity grants and warrant issuances.

Our Board of Directors and stockholders approved an amendment to our Certificate of Incorporation to effect a 1-for-7 reverse stock split of our common stock in connection with the offering, subsequent to the year ended December 31, 2022. As a result of the reverse stock split, every 7 shares of our outstanding common stock will be combined and reclassified into one share of our common stock. Unless otherwise noted, the share and per share information in this Form 10-K filing reflects, other than in our historical financial statements and the notes thereto, a proposed reverse stock split of the outstanding common stock of the Company at an assumed 1-for-7 ratio.

Stock Options

During the first quarter of 2022, 399,354 shares of options (post reverse stock split) were forfeited due to the termination of employment.

During the year ended December 31, 2021, the Company granted a total of 29,286 shares of options (post reverse stock split) to employees of the Company for services rendered. The options have an original life of ten years and vest at different rates over as much as 48 months. During the years ended December 31, 2021, the Company vested 1,310 of these options (post reverse stock split) and recognized $157 of stock-based compensation related to outstanding stock options. During the year ended December 31, 2022, 16,601 shares of these options (post reverse stock split) were vested and $2,010 stock-based compensation was recognized.

The following tables summarizes the stock options (post reverse stock split) activity for the years ended December 31, 2022 and 2021:

Granted and outstanding, December 31, 2020	884,821
Granted during 2021	29,286
Exercised	-
Forfeited	-
Expired during 2021	(445,536)
Granted and outstanding, December 31, 2021	468,571
Granted during 2022	-
Exercised	-
Forfeited	(399,354)
Expired during 2022	-
Granted and outstanding, December 31, 2022	69,217

	Options	Intrinsic Value of Vested Options	Weight Averaged exercise Price
Vested and outstanding, December 31, 2020	104,795	12,706	3.36
Granted and vested during 2021	1,310	157	2.66
Exercised	-	-	-
Forfeited	-	-	-
Expired	(66,524)	(7,922)	(3.36)
Vested and outstanding, December 31, 2021	39,581	4,941	3.36
Granted and vested during 2022	16,661	2,010	2.73
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Vested and outstanding, December 31, 2022	56,242	6,951	3.15

As of December 31, 2022 and 2021, 16,661 and 1,310 options (post reverse stock split) vested, respectively, 0 and 66,524 (post reverse stock split) options expired and the outstanding stock options have a weighted average remaining life of 7.08 and 7.38 years, respectively.

As of December 31, 2022 and 2021, the fair value of options vested and outstanding was $ 6,951 and $4,941, respectively. The aggregate fair value of the options measured during the year ended December 31, 2022 and 2021 was calculated using the Black-Scholes option pricing model based on the following assumption:

	December 31, 2022	December 31, 2021
Fair Value of Common Stock on measurement date	$4.76	$0.308
Risk free interest rate	From 0.79% to 3.01%	From 1.26% to 1.33%
Volatility	89%	93%
Dividend Yield	0%	0%
Expected Term	4-10	10

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

Warrants

During the year ended December 31, 2022, the Company granted a total of 123,660 warrants (post reverse stock split). The warrants have an original life of four to ten years and vest immediately and over 12 months. During the year ended December 31, 2022, 174,105 shares of warrants (post reverse stock split) were vested and amended with an intrinsic value of $337,269, 51,941 shares of warrants (post reverse stock split) were reclassified with an intrinsic value of $11,097, and 42,057 shares of warrants (post reverse stock split) with an intrinsic value of $1,883 were forfeited.

During the year ended December 31, 2021, the Company granted a total of 431,659 warrants (post reverse stock split). Of this amount 200,000 warrants (post reverse stock split), with a fair value of $12,462, were granted to advisors related to the Company’s IPO objective. The warrants have an original life of five years and vest 30 days before the intended IPO. During the year ended December 31, 2021, 0 shares of these warrants were vested. As of June 30, 2022, the warrants for 200,000 shares (post reverse stock split) were cancelled and voided per agreement of the warrant holder and the Company. There was no gain or loss due to cancellation. In 2021, 138,929 warrants (post reverse stock split), with a fair value of $28,683, were issued for services rendered. The warrants have an original life of ten years and vest at different rates over as much as 36 months.

During the year ended December 31, 2021, the Company issued 92,859 warrants (post reverse stock split) with a fair value of $12,980, in connection with convertible bridge debt agreements with multiple parties including a related party. The warrants had an original life of five years. During the period ending June 30, 2022, the Company determined that 50,735 warrants (post reverse stock split), with a fair value of $11,097, should not have been issued as further described in footnote 8. The fair value was reclassified to Additional Paid in Capital. As discussed in Note 8 in May 2022, the Company and the note holders agreed to cancel and void the previous 99,000 warrants (post reverse stock split) and entered into a new agreement for 115,185 (post reverse stock split) and the exercise price increased to $2.50 from $1, with a fair value of $15,412. As discussed in Note 8 in May 2022, the Company and the note holders agreed to cancel and void the previous 195,000 (post reverse stock split) warrants and entered into a new agreement for 225,000 warrants (post reverse stock split) with an exercise price of $2.50, with a fair value of $64,978.

The 92,859 warrants (post reverse stock split) discussed above were initially discounted against the notes, subsequent to year end December 31, 2021, they were deemed voided and these individuals were or will be issued new warrants in accordance with the new terms as stated above. We assessed the differences in fair values and determined the values were de minimis and expensed the full value of the new warrants.

The following tables summarize the warrant activity (post reverse stock split) for the year ended December 31, 2022 and 2021,

Warrants
Granted and outstanding, December 31, 2020	495,714
Granted during 2021	431,659
Exercised	-
Forfeited	-
Expired during 2021	-
Granted and outstanding, December 31, 2021	927,373
Granted during 2022	123,660
Exercised	-
Forfeited	(298,088)
Expired during 2022	-
Granted and outstanding, December 31, 2022	752,945

	Warrants	Intrinsic Value of Warrants	Weight Averaged exercise Price
Vested and outstanding, December 31, 2020	479,940	127,480	0.98
Granted and Vested 2021	137,552	22,208	3.15
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Vested and outstanding, December 31, 2021	617,492	149,688	2.80
Granted and Vested 2022	174,105	337,263	3.15
Exercised	-	-	-
Forfeited	(94,665)	(12,980)	-
Expired	-	-	-
Vested and outstanding, December 31, 2022	696,932	473,971	1.96

As of December 31, 2022, 752,945 warrants (post reverse stock split) are outstanding, and 696,932 warrants (post reverse stock split) vested, and the vested stock warrants have a weighted average remaining life of 7.13 years.

For the year ended December 31, 2022, the aggregate fair value of warrants vested was $324,283. The aggregate fair value of the warrants measured during the year ended December 31, 2022 was calculated using the Black-Scholes option pricing model and recorded as stock-based compensation.

For the year ended December 31, 2021, 927,516 warrants (post reverse stock split) are outstanding, 617,492 warrants (post reverse stock split) are vested with an intrinsic value of $22,208, and the vested stock warrants have a weighted average remaining life of 7.73 years.

As of December 31, 2021, the aggregate fair value of warrants vested was $149,688. The aggregate fair value of the warrants measured during the year-ended December 31, 2021 was calculated using the Black-Scholes option pricing model.

The number of warrants related to the Convertible Bridge Notes discussed Note 7 is not yet determinable, given some of the terms discussed in Note 8 have not been completed. Therefore, the warrants to be issued are not accounted for in our warrants outstanding. Due to the IPO price not being completed at December 31, 2022, no current accounting for these warrants has been journalized.

	December 31, 2022	December 31, 2021
Fair Value of Common Stock on measurement date	$4.76	$0.308
Risk free interest rate	From 1.86% to 1.97%	From 0.78% to 1.63%
Volatility	89%	93%
Dividend Yield	0%	0%
Expected Term	10 years	5-10 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.
(4)	After the Company signed two licenses for two drug programs from universities in the first half of 2022 it engaged an independent valuation firm to perform an Enterprise-Equity valuation. The results of this engagement resulted in an increase in the value per share of common stock used in the Black Scholes option pricing model employed to value the Company’s equity grants and warrant issuances for all 2022 grant date stock prices.